Investments (excluding Consolidated Investment Entities) - OTTI (Details) (USD $)	3 Months Ended				12 Months Ended
	Mar. 31, 2013 security		Mar. 31, 2012 security		Dec. 31, 2012 security		Dec. 31, 2011 security		Dec. 31, 2010 security
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment	$ 11,000,000		$ 6,900,000		$ 55,100,000		$ 502,700,000		$ 890,800,000
No. of Securities	78		69		126		391		329
U.S. Treasuries
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment					0		0		1,800,000
No. of Securities					0		0		1
U.S. corporate securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment	0		400,000		14,300,000		55,200,000		30,700,000
No. of Securities	0		1		4		41		32
Foreign
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment	0	[1]	800,000	[1]	2,200,000	[1]	71,300,000	[1]	121,500,000	[1]
No. of Securities	0	[1]	2	[1]	5	[1]	61	[1]	31	[1]
Residential mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment	3,600,000		3,300,000		25,200,000		37,700,000		73,400,000
No. of Securities	74		62		106		134		128
Commercial mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment	100,000		1,700,000		1,700,000		133,700,000		59,500,000
No. of Securities	2		1		1		26		15
Other asset-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment	7,300,000	[2]	700,000	[2]	2,600,000		195,500,000		589,900,000
No. of Securities	2	[2]	3	[2]	7		122		107
Fixed maturities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fair value of fixed maturies with OTTI	8,200,000,000				9,000,000,000		9,300,000,000
Equity securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment					0		0		500,000
No. of Securities					0		0		4
Mortgage loans on real estate
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment					7,700,000		9,300,000		13,500,000
No. of Securities					2		7		11
Other Assets
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment					1,400,000	[2]	0	[2]	0	[2]
No. of Securities					1	[2]	0	[2]	0	[2]
Intent related impairment
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment					7,800,000		430,200,000		551,100,000
No. of Securities	4		5		18		267		154
Write-down related to intent impairments	7,400,000		3,100,000
Intent related impairment | U.S. Treasuries
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment					0		0		1,800,000
No. of Securities					0		0		1
Intent related impairment | U.S. corporate securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment					1,100,000		55,200,000		28,200,000
No. of Securities	0		1		2		40		31
Write-down related to intent impairments	0		400,000
Intent related impairment | Foreign
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment					1,500,000	[1]	59,000,000	[1]	75,000,000	[1]
No. of Securities	0		2		4	[1]	56	[1]	26	[1]
Write-down related to intent impairments	0		800,000
Intent related impairment | Residential mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment					3,300,000		7,900,000		20,600,000
No. of Securities					10		27		23
Intent related impairment | Commercial mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment					1,700,000		124,300,000		31,700,000
No. of Securities	2		1		1		26		9
Write-down related to intent impairments	100,000		1,700,000
Intent related impairment | Other asset-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment					200,000		183,800,000		393,800,000
No. of Securities	2		1		1		118		64
Write-down related to intent impairments	7,300,000		200,000
Credit related impairment
Available-for-sale Securities, Including Securities Pledged [Line Items]
Write-downs related to credit impairments	$ 3,600,000		$ 3,800,000		$ 47,300,000		$ 72,500,000		$ 339,700,000

[1]	Primarily U.S. dollar denominated.
[2]	Includes loss on real estate owned that is classified as Other assets on the Condensed Consolidated Balance Sheets.